Customers’ Refundable Fees - Schedule of Customers' Refundable Fees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Customers [Abstract]
Balance at the beginning of the year	¥ 15,879	¥ 31,554	¥ 30,747
Cash received from customers	24,762	19,598	9,586
Cash refunded to customers	(2,340)	(3,579)	(4,584)
Revenue recognized	(20,138)	(31,694)	(4,195)
Balance at the end of the year	¥ 18,163	¥ 15,879	¥ 31,554